Accounts payable	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Accounts payable
12.	Accounts payable

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Accounts payable	2,554	4,866
Other accrued liabilities	7,498	2,216

Total accounts payable	10,052	7,082

Other accrued liabilities classified within accounts payable mainly relate to outstanding invoices totaling €7 million and €2 million as of December 31, 2020 and 2019, respectively.